Shareholder Report, Line Graph (Details) - USD ($)				9 Months Ended	11 Months Ended	12 Months Ended	21 Months Ended	23 Months Ended	35 Months Ended	47 Months Ended
		Apr. 03, 2024	Jan. 24, 2022	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000248869
Account Value [Line Items]
Line Graph and Table Measure Name						Strategas Macro Momentum ETF
Accumulated Value		$ 10,000		$ 10,928			$ 12,236
C000233882
Account Value [Line Items]
Line Graph and Table Measure Name						Strategas Macro Thematic Opportunities ETF
Accumulated Value			$ 10,000		$ 9,300			$ 9,435	$ 12,075	$ 16,072
C000233881
Account Value [Line Items]
Line Graph and Table Measure Name						Strategas Global Policy Opportunities ETF
Accumulated Value			10,000		9,460			10,560	11,841	14,511
S&P 500 Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]					S&P 500 Index (USD) (NR)
Accumulated Value		$ 10,000		$ 11,366			$ 13,347
S&P 500 Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]					S&P 500 Index (USD) (NR)
Accumulated Value			10,000		8,802			11,062	13,772	16,173
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[4]					MSCI ACWI Index (USD) (NR)
Accumulated Value			$ 10,000		$ 8,710			$ 10,643	$ 12,505	$ 15,298

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).